PLANT, PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PLANT, PROPERTY AND EQUIPMENT	PLANT, PROPERTY AND EQUIPMENT

at December 31	2023			2022
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)

Canadian Natural Gas Pipelines
NGTL System
Pipeline	20,232	6,855	13,377	18,119	6,285	11,834
Compression	6,603	2,349	4,254	6,265	2,224	4,041
Metering and other	1,589	830	759	1,518	769	749
	28,424	10,034	18,390	25,902	9,278	16,624
Under construction	787	—	787	1,552	—	1,552
	29,211	10,034	19,177	27,454	9,278	18,176
Canadian Mainline
Pipeline	10,729	7,996	2,733	10,472	7,852	2,620
Compression	4,437	3,354	1,083	4,328	3,247	1,081
Metering and other	729	308	421	692	285	407
	15,895	11,658	4,237	15,492	11,384	4,108
Under construction	147	—	147	269	—	269
	16,042	11,658	4,384	15,761	11,384	4,377
Other Canadian Natural Gas Pipelines[1]
Other	2,846	1,682	1,164	1,984	1,624	360
Under construction	23	—	23	455	—	455
	2,869	1,682	1,187	2,439	1,624	815
	48,122	23,374	24,748	45,654	22,286	23,368
U.S. Natural Gas Pipelines
Columbia Gas
Pipeline	12,952	1,247	11,705	12,471	1,069	11,402
Compression	5,310	559	4,751	5,190	495	4,695
Metering and other	4,074	372	3,702	4,026	346	3,680
	22,336	2,178	20,158	21,687	1,910	19,777
Under construction	771	—	771	659	—	659
	23,107	2,178	20,929	22,346	1,910	20,436
ANR
Pipeline	2,117	657	1,460	2,066	641	1,425
Compression	3,928	773	3,155	3,785	734	3,051
Metering and other	1,625	458	1,167	1,666	440	1,226
	7,670	1,888	5,782	7,517	1,815	5,702
Under construction	404	—	404	328	—	328
	8,074	1,888	6,186	7,845	1,815	6,030

at December 31	2023			2022
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
(millions of Canadian $)
Other U.S. Natural Gas Pipelines
Columbia Gulf	3,600	256	3,344	3,511	224	3,287
GTN	2,992	1,295	1,697	2,964	1,239	1,725
Great Lakes	2,359	1,401	958	2,367	1,387	980
Other[2]	2,071	800	1,271	1,928	760	1,168
	11,022	3,752	7,270	10,770	3,610	7,160
Under construction	584	—	584	328	—	328
	11,606	3,752	7,854	11,098	3,610	7,488
	42,787	7,818	34,969	41,289	7,335	33,954
Mexico Natural Gas Pipelines[3]
Pipeline	2,280	387	1,893	2,299	348	1,951
Compression	370	79	291	374	59	315
Metering and other	482	123	359	487	113	374
	3,132	589	2,543	3,160	520	2,640
Under construction	4,823	—	4,823	2,547	—	2,547
	7,955	589	7,366	5,707	520	5,187
Liquids Pipelines
Keystone Pipeline System
Pipeline	9,569	2,212	7,357	9,777	2,056	7,721
Pumping equipment	1,096	312	784	1,064	288	776
Tanks and other	3,658	913	2,745	3,723	859	2,864
	14,323	3,437	10,886	14,564	3,203	11,361
Under construction	54	—	54	96	—	96
	14,377	3,437	10,940	14,660	3,203	11,457
Intra-Alberta Pipelines	203	25	178	199	19	180
	14,580	3,462	11,118	14,859	3,222	11,637
Power and Energy Solutions
Natural Gas Power Generation	1,239	637	602	1,260	642	618
Natural Gas Storage and Other	845	256	589	820	238	582
Renewable Power Generation	581	19	562	—	—	—
	2,665	912	1,753	2,080	880	1,200
Under construction	153	—	153	80	—	80
	2,818	912	1,906	2,160	880	1,280
Corporate	909	447	462	900	386	514
	117,171	36,602	80,569	110,569	34,629	75,940
1Includes Foothills, Ventures LP and Great Lakes Canada.
2Includes Portland, North Baja, Tuscarora, Crossroads and mineral rights business.
3During the year ended December 31, 2023, the Company derecognized $407 million (2022 – $2,319 million) of Plant, property and equipment and recorded a corresponding asset for net investment in leases for the in-service TGNH pipelines. Refer to Note 11, Leases, for additional information.